Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013 Segment Reporting_Unit	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill	$ 398,921,000	$ 398,921,000
Changes to goodwill during period		0	0
Number of segments	1
Reduced number of reporting units	2
Contract revenue	848,972,000	817,204,000	787,314,000
Contract backlog	Contract backlog was approximately 2.6 times trailing twelve month revenue	Contract backlog was approximately 2.9 times trailing twelve month revenue
Projected revenue and EBITDA and discounted median market multiples	30.00%
Weighted average cost of capital rate	13.00%	12.50%
Hypothetical increase or decrease in the weighted average cost of capital rate	10.00%
Decrease in estimated enterprise value	5.70%
Increase in estimated enterprise value	6.90%
Percentage of value based on EBITDA multiples from mergers and acquisitions to discounted cash flow enterprise value	26.00%
Additional customer contract funding	840,000,000
Goodwill impairment	0
Estimated fair value of outstanding debt increased	10.00%
Percentage of outstanding common stock declined	50.00%
Hypothetical decrease in fair value of goodwill	10.00%
Intersegment Elimination [Member]
Goodwill [Line Items]
Contract revenue	292,000	703,000
Minimum [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA	7.6	5.6
Market multiples for trailing twelve month revenue	0.30	0.30
Projected revenue and EBITDA and discounted median market multiples		14.00%
Goodwill for impairment near-term growth values	0.00%	0.00%
Goodwill for impairment longer-term out year forecasts	0.00%	0.00%
Maximum [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA	18.2	18.2
Market multiples for trailing twelve month revenue	3.01	3.02
Projected revenue and EBITDA and discounted median market multiples		40.00%
Goodwill for impairment near-term growth values	4.00%	1.00%
Goodwill for impairment longer-term out year forecasts	4.00%	2.00%
Estimated discounted future cash flows decreased	1.00%
Median [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA	13.4	12.8
Market multiples for trailing twelve month revenue	1.36	1.32
TEOSS [Member]
Goodwill [Line Items]
Goodwill	201,900,000
Contract revenue	477,000,000	435,000,000
EISS [Member]
Goodwill [Line Items]
Goodwill	197,000,000
Contract revenue	$ 371,000,000	$ 386,000,000